Impairment testing (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of sensitivity analysis
The following table shows these parameters and their sensitivity to the overall result in case of described changes:

in € thousand (except ratios)	IXIARO	DUKORAL	IXCHIQ	Shigella	IXIARO / IXCHIQ
WEIGHTED AVERAGE COST OF CAPITAL (WACC)
2025	—%	7.44%	—%	13.00%	8.12%
2024	—%	—%	8.79%	—%	—%
BREAK-EVEN WACC
2025	—%	9.32%	—%	16.59%	21.14%
2024	—%	—%	27.04%	—%	—%
IMPAIRMENT IF WACC INCREASES BY 1% (in € thousand)
2025	—	NO	—	NO	NO
2024	—	—	NO	—	—